Notes Payable, Related Parties, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Interest rate	10.00%	10.00%
Notes payable, related parties, net	$ 9,442	$ 10,008
Senior Secured Convertible Note Two [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Notes payable, related parties, net	3,717	$ 3,940
Senior Secured Convertible Note Three [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Notes payable, related parties, net	$ 5,725	$ 6,068